Debt issued designated at fair value (Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss
USD million	31.12.18	31.12.17
Issued debt instruments
Equity-linked[1]	34,392	35,046
Rates-linked	12,073	5,961
Credit-linked	3,282	3,013
Fixed-rate	5,099	4,022
Other	2,185	2,740
Total debt issued designated at fair value	57,031	50,782
of which: issued by UBS AG with original maturity greater than one year[2]	40,289	38,230
of which: life-to-date own credit (gain) / loss	(270)	163
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 31 December 2018 was unsecured (31 December 2017: more than 99% of the balance was unsecured).

Debt issued designated at fair value
Disclosure Of Financial Liabilities [Line Items]
Maturity analysis for nonderivative financial liabilities
Contractual maturity of carrying value
USD million	2019	2020	2021	2022	2023	2024–2028	Thereafter	Total 31.12.18	Total 31.12.17
UBS AG1
Non-subordinated debt
Fixed-rate	3,904	1,509	1,178	447	274	802	3,694	11,807	9,664
Floating-rate	19,921	4,669	3,947	1,610	2,758	5,544	5,113	43,562	39,063
Subtotal	23,825	6,178	5,126	2,057	3,031	6,346	8,807	55,370	48,728
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	805	25	66	7	0	321	6	1,230	1,437
Floating-rate	13	119	83	6	26	0	183	431	617
Subtotal	818	145	149	13	26	321	189	1,662	2,054
Total	24,643	6,322	5,275	2,070	3,058	6,668	8,996	57,031	50,782
1 Comprises instruments issued by the legal entity UBS AG. 2 Comprises instruments issued by subsidiaries of UBS AG.

UBS AG
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss
USD million	31.12.18	31.12.17
Issued debt instruments
Equity-linked[1]	34,392	35,046
Rates-linked	12,073	5,961
Credit-linked	3,282	3,013
Fixed-rate	5,099	4,022
Other	2,185	2,740
Total debt issued designated at fair value	57,031	50,782
of which: issued by UBS AG with original maturity greater than one year[2]	40,289	38,230
of which: life-to-date own credit (gain) / loss	(270)	163
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 31 December 2018 was unsecured (31 December 2017: more than 99% of the balance was unsecured).

UBS AG | Debt issued designated at fair value
Disclosure Of Financial Liabilities [Line Items]
Maturity analysis for nonderivative financial liabilities
Contractual maturity of carrying value
USD million	2019	2020	2021	2022	2023	2024–2028	Thereafter	Total 31.12.18	Total 31.12.17
UBS AG1
Non-subordinated debt
Fixed-rate	3,904	1,509	1,178	447	274	802	3,694	11,807	9,664
Floating-rate	19,921	4,669	3,947	1,610	2,758	5,544	5,113	43,562	39,063
Subtotal	23,825	6,178	5,126	2,057	3,031	6,346	8,807	55,370	48,728
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	805	25	66	7	0	321	6	1,230	1,437
Floating-rate	13	119	83	6	26	0	183	431	617
Subtotal	818	145	149	13	26	321	189	1,662	2,054
Total	24,643	6,322	5,275	2,070	3,058	6,668	8,996	57,031	50,782
1 Comprises instruments issued by the legal entity UBS AG. 2 Comprises instruments issued by subsidiaries of UBS AG.